Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aeronautical revenue	$ 262,809	[1]	$ 219,995	[1]	$ 723,996	[2]
Commercial revenue	362,087		259,713		481,900
Construction service revenue	79,760		125,778		350,264
Other revenue	2,257		1,870		2,480
Timing of revenue recognition	706,913		607,356		1,558,640
Total revenue	706,913		607,356		1,558,640
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Timing of revenue recognition	560,834		500,049		1,301,019
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Timing of revenue recognition	28,126		14,105		48,456
Revenues accounted for under IFRS 16
Disclosure of disaggregation of revenue from contracts with customers [line items]
Timing of revenue recognition	$ 117,953		$ 93,202		$ 209,165

[1]	Mainly includes revenues recognized over time, see Note 5.
[2]	Mainly includes tax from turnover and municipal taxes.